Regulatory Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Regulatory Matters
Note 10.	Regulatory Matters

Under banking law, there are legal restrictions limiting the amount of dividends the Bank can declare. Approval of the regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels. For state banks, subject to regulatory capital requirements, payment of dividends is generally allowed to the extent of net profits.

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of June 30, 2013 and December 31, 2012, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of June 30, 2013 and December 31, 2012, the Bank’s capital ratios exceeded those levels necessary to be categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum total risk based, Tier I risk based and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of June 30, 2013 and December 31, 2012, are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2013
Total capital to risk weighted assets:
Consolidated	$229,015	15.69%	$116,756	8.00%	N/A	N/A
Bank	180,868	12.49%	115,816	8.00%	$144,770	10.00%
Tier I capital to risk weighted assets:
Consolidated	201,350	13.80%	58,378	4.00%	N/A	N/A
Bank	168,106	11.61%	57,908	4.00%	86,862	6.00%
Tier I capital to average assets:
Consolidated	201,350	10.91%	73,839	4.00%	N/A	N/A
Bank	168,106	9.18%	73,211	4.00%	91,514	5.00%

December 31, 2012
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07%	103,790	8.00%	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22%	52,346	4.00%	N/A	N/A
Bank	132,140	10.19%	51,895	4.00%	77,843	6.00%
Tier I capital to average assets:
Consolidated	107,539	6.45%	66,722	4.00%	N/A	N/A
Bank	132,140	7.99%	66,162	4.00%	82,702	5.00%

Note 20.	Regulatory Matters

Under banking law, there are legal restrictions limiting the amount of dividends the Bank can declare. Approval of the regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels. For state banks, subject to regulatory capital requirements, payment of dividends is generally allowed to the extent of net profits.

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of and December 31, 2012, 2011 and 2010, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, 2011 and 2010, the Bank’s capital ratios exceeded those levels necessary to be categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum total risk based, Tier I risk based and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31, 2012, 2011 and 2010 are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012:
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07	103,790	8.00	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22	52,346	4.00	N/A	N/A
Bank	132,140	10.19	51,895	4.00	77,843	6.00
Tier I capital to average assets:
Consolidated	107,539	6.45	66,722	4.00	N/A	N/A
Bank	132,140	7.99	66,162	4.00	82,702	5.00
December 31, 2011:
Total capital to risk weighted assets:
Consolidated	$109,457	11.19%	$78,254	8.00%	N/A	N/A
Bank	108,777	11.32	76,904	8.00	$96,131	10.00%
Tier I capital to risk weighted assets:
Consolidated	84,049	8.59	39,127	4.00	N/A	N/A
Bank	99,717	10.37	38,452	4.00	57,678	6.00
Tier I capital to average assets:
Consolidated	84,049	6.89	48,763	4.00	N/A	N/A
Bank	99,717	8.28	48,167	4.00	60,209	5.00
December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$93,594	11.10%	$67,443	8.00%	N/A	N/A
Bank	101,203	12.01	67,405	8.00	$84,257	10.00%
Tier I capital to risk weighted assets:
Consolidated	74,825	8.88	33,721	4.00	N/A	N/A
Bank	92,800	11.01	33,703	4.00	50,554	6.00
Tier I capital to average assets:
Consolidated	74,825	6.98	42,859	4.00	N/A	N/A
Bank	92,800	8.56	43,353	4.00	54,192	5.00

The following is a reconciliation of the consolidated equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Consolidated equity capital	$124,510	$85,997	$76,044
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Junior subordinated debentures, net	17,600	14,100	14,100
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Consolidated Tier 1 capital	107,539	84,049	74,825
Tier 2 capital-subordinated debt (limited)	18,508	16,348	10,366
Allowance for loan losses	11,478	9,060	8,403

Consolidated total capital	$137,525	$109,457	$93,594

The following is a reconciliation of Bank equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Bank equity capital	$166,711	$115,765	$108,119
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Bank Tier 1 capital	132,140	99,717	92,800
Allowance for loan losses	11,478	9,060	8,403

Bank total capital	$143,618	$108,777	$101,203